Investments (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of Unrealized and Realized Gains and Losses of Equity Securities
Total unrealized and realized gains and losses of equity securities without readily determinable fair values for the years ended December 31, 2018 and 2019 were as follows:

	For the year ended December, 31
	2018	2019
	RMB	RMB	US$
Gross unrealized gains (upward adjustments)	357,372	78,321	11,250
Gross unrealized losses (impairment)	(94,895)	(180,913)	(25,987)

Net unrealized gains and losses on equity securities held	262,477	(102,592)	(14,737)
Net realized gains on equity securities sold	319,711	—	—

Total net gains (losses) recognized in other income, net	582,188	(102,592)	(14,737)

Summary of unaudited condensed financial information of the Group's equity investments
The Group summarized the unaudited condensed financial information of the Group’s equity investments as a group below in accordance with
Rule 4-08
of Regulation
S-X:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Balance sheet data:
Current assets	166,559	469,712	67,470
Non-current assets	608,712	862,552	123,898
Current liabilities	5,262	280,790	40,333
Non-current liabilities	4,320	15,610	2,242
Redeemable p referred shares	—	870,001	124,968

	For the y ear ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Operating data:
Revenues	53,175	24,073	970,017	139,334
Gross profit	43,947	12,830	223,883	32,159
Operating (loss) income	(2,372)	29,066	(66,751)	(9,588)
Net income (loss)	5,849	25,301	(78,146)	(11,225)